Share and Capital Reserve - Summary of Number And Weighted Average Exercise Prices Of Share Options (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Statements [Line Items]
Number of stock options - Beginning of financial year	110,814	125,371
Number of stock options - End of financial year	108,700	110,814	125,371
Employee Stock Option Plan [Member]
Statements [Line Items]
Weighted average exercise price - Beginning of financial year | $ / shares	$ 188.75	$ 186.19	$ 134.56
Weighted average exercise price - Granted during the year | $ / shares	0	0	262.77
Weighted average exercise price - Exercised during the year | $ / shares	144.94	159.84	0
Weighted average exercise price - Forfeited during the year | $ / shares	175.21	235.10	128.17
Weighted average exercise price - End of financial year | $ / shares	189.17	188.75	186.19
Weighted average exercise price - Vested and exercisable at 31 December | $ / shares	$ 174.40	$ 162.67	$ 161.79
Number of stock options - Beginning of financial year	110,814	125,371	87,344
Number of stock options - Granted during financial year	0	0	49,900
Number of stock options - Exercised during financial year	(554)	(13,228)	0
Number of stock options - Forfeited during financial year	(1,560)	(1,329)	(11,873)
Number of stock options - End of financial year	108,700	110,814	125,371
Number of stock options - Vested and exercisable at 31 December	52,173	43,688	56,790
Non Executive Directors Plan [Member]
Statements [Line Items]
Number of stock options - Beginning of financial year	3,209	3,209	0
Number of stock options - Granted during financial year			3,209
Number of stock options - End of financial year	3,209	3,209	3,209
Exercise price | $ / shares	$ 317.90
Non Executive Directors Plan [Member] | RSU [Member]
Statements [Line Items]
Number of stock options - Granted during financial year	10,346
Number of stock options - End of financial year	7,162
Grant date fair value | $ / shares	$ 390.45
Vested during financial year	(3,184)
Non Executive Directors Plan [Member] | 4 October 2020 [Member]
Statements [Line Items]
Number of stock options - Beginning of financial year	3,209	3,209
Number of stock options - End of financial year		3,209	3,209
Non Executive Directors Plan [Member] | 4 October 2019 [Member]
Statements [Line Items]
Number of stock options - Beginning of financial year	3,209	3,209	0
Number of stock options - Granted during financial year			3,209
Number of stock options - End of financial year	3,209	3,209	3,209
Exercise price | $ / shares	$ 317.90	$ 317.90	$ 317.90
Exercise period	4.10.20 to 3.9.24	4.10.20 to 3.9.24	4.10.20 to 3.9.24
Remaining contractual life (years)	2 years 8 months 4 days	3 years 8 months 4 days	4 years 8 months 4 days